Note 16 - Income Taxes (Details) - Income Tax Loss Carryforwards Expiration Dates (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 94,483
Canada [Member] | Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	256
Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	256
United States [Member] | Expire Year Two [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	575
United States [Member] | Expire Year Four [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,957
United States [Member] | Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,553
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,085
EMEA [Member] | Expire Next 12 Months [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	666
EMEA [Member] | Expire Year Two [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	298
EMEA [Member] | Expire Year Four [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	476
EMEA [Member] | Expire Year Five [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	203
EMEA [Member] | Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	75,215
EMEA [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	76,858
Asia Pacific [Member] | Expire Next 12 Months [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	342
Asia Pacific [Member] | Expire Year Three [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	173
Asia Pacific [Member] | Expire Year Five [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	37
Asia Pacific [Member] | Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,732
Asia Pacific [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,284
Expire Next 12 Months [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,008
Expire Year Three [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	173
Expire Year Two [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	873
Expire Year Four [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,433
Expire Year Five [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	240
Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 88,756